Net profit (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	The computation of loss per share for the respective periods is as follows:

	2025	2024	2023
Numerator:
Net profit (loss) attributable to shareholders of Klarna Group plc ........	$(294)	$3	$(249)
Denominator:
Weighted average number of ordinary shares - basic .............................	370,654,083	363,993,690	362,090,644
Dilutive potential ordinary shares .................................................................	—	418,379	—
Weighted average number of ordinary shares - diluted ..........................	370,654,083	364,412,068	362,090,644
Net profit (loss) per share attributable to shareholders of Klarna Group plc:
Basic ....................................................................................................................	$(0.79)	$0.01	$(0.69)
Diluted .................................................................................................................	$(0.79)	$0.01	$(0.69)